Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets [abstract]
Property, plant and equipment	$ 12,069	$ 15,696
Right-of-use assets	1,677
Goodwill	26,524	35,294
Intangible assets other than goodwill	28,787	38,719
Investments in associated companies	8,644	8,352
Deferred tax assets	7,909	8,699
Financial assets	2,518	2,345
Other non-current assets	738	895
Total non-current assets	88,866	110,000
Current assets [abstract]
Inventories	5,982	6,956
Current trade receivables	8,301	8,727
Income tax receivable	254	248
Marketable securities, commodities, time deposits and derivative financial instruments	334	2,693
Cash and cash equivalents	11,112	13,271
Other current assets	2,680	2,861
Total current assets without disposal group	28,663	34,756
Assets of disposal group held for sale	841	807
Total current assets	29,504	35,563
Total assets	118,370	145,563
Equity [abstract]
Share capital	936	944
Treasury shares	(80)	(69)
Reserves	54,618	77,739
Issued share capital and reserves attributable to Novartis AG shareholders	55,474	78,614
Non-controlling interests	77	78
Total equity	55,551	78,692
Non-current liabilities [abstract]
Financial debts	20,353	22,470
Lease liabilities	1,703
Deferred tax liabilities	5,867	7,475
Provisions and other non-current liabilities	6,632	7,319
Total non-current liabilities	34,555	37,264
Current liabilities [abstract]
Trade payables	5,424	5,556
Financial debts and derivative financial instruments	7,031	9,678
Lease liabilities	246
Current income tax liabilities	2,194	2,038
Provisions and other current liabilities	13,338	12,284
Total current liabilities without disposal group	28,233	29,556
Liabilities of disposal group held for sale	31	51
Total current liabilities	28,264	29,607
Total liabilities	62,819	66,871
Total equity and liabilities	$ 118,370	$ 145,563